Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company, did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On October 7, 2024, the Company deposited $10,382 or $0.02 for each outstanding share of common stock sold in the Company’s initial public offering into the Trust Account to extend the Business Combination Period from September 7, 2024 to October 7, 2024. On November 15, 2024, the Company deposited $10,382 or $0.02 for each outstanding share of common stock sold in the Company’s initial public offering into the Trust Account to extend the Business Combination Period from October 7, 2024 to November 7, 2024. The Company will deposit an additional amount of $10,382 or $0.02 for each outstanding share of common stock sold in the Company’s initial public offering into the Trust Account on or before the closing date of the Business Combination to extend the Business Combination Period to December 7, 2024.

On October 14, 2024, the Company held its Special Meeting for the purpose of approving the proposals set forth in the Company’s definitive proxy statement filed with the U.S. Securities and Exchange Commission on September 18, 2024 (the “Proxy Statement”). The only matter presented at the Special Meeting was to adjourn the Special Meeting to Tuesday, October 29, 2024 at 11:00 a.m. The Chairman proposed to adjourn the Special Meeting to Tuesday, October 29, 2024 at 11:00 a.m. and 5,512,500 shares of common stock of the Company were voted in favor of the adjournment, and that such number constituted a majority of the issued and outstanding shares of common stock present in person or represented by proxy and entitled to vote and voted at the Special Meeting. Accordingly, the Special Meeting was adjourned to Tuesday, October 29, 2024 at 11:00 a.m.

In connection with the adjournment of the Special Meeting, the Company also extended the deadline for stockholders of the Company to exercise their redemption rights to Friday, October 25, 2024 at 5:00 p.m. Accordingly, all stockholders have until October 25, 2024 at 5:00 p.m. to redeem their shares and any stockholder who has previously tendered its shares for redemption and now decides that it does not want to redeem its shares may withdraw such redemption request.

On October 23, 2024, the Company entered into a securities purchase agreement (the “SPA”) with Streeterville Capital, LLC (the “Investor”), an entity controlled by John M. Fife, pursuant to which the Company will sell, and the Investor will purchase, a secured convertible promissory note in the original principal amount of $2,890,000 (the “Note”) for a net purchase price of $2,600,000 (after deducting an original issue discount of $260,000, and payment of $30,000 for the Investor’s legal, accounting, due diligence, asset monitoring, and other transaction expenses), which is anticipated to close on the date that the Company closes its business combination (the “Business Combination”) with Alpha Modus, Corp. (“Alpha Modus”).

INSIGHT ACQUISITION CORP.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

The SPA includes customary representations, warranties and covenants by the Company and customary closing conditions. The SPA grants the Investor (i) the right to fund up to an additional $5,000,000 to the Company, with the Company’s consent, through the date that is six months following repayment of the Note in full (the “Reinvestment Right”), and (ii) the exclusive right, on customary market terms, to enter into an equity line of credit or other similar financing arrangement with the Company for at least $20,000,000, through the date that is one year following the Purchase Price Date (defined below). Pursuant the SPA, Alpha Modus is required to guarantee all of the Company’s obligations under the Note and related transaction documents pursuant to a guaranty agreement (the “Guaranty”), and the Note will also be secured by security agreements (the “Security Agreements”) by and between the Investor and both the Company and Alpha Modus, granting the Investor first priority security interests in all assets of the Company, as well as all assets of Alpha Modus, including all of Alpha Modus’ intellectual property (and including Alpha Modus’ patent portfolio) pursuant to a separate intellectual property security agreement (the “IP Security Agreement”). Additionally, the Company and Alpha Modus (collectively the “Borrowers”), and William Alessi, his entity, Janbella Group, LLC, and the trusts deemed to be beneficially owned by Mr. Alessi (each a “Capital Party” and collectively the “Capital Parties”), are required to execute at closing a subordination and voting agreement (the “Subordination Agreement”) pursuant to which (i) all of the Borrowers’ indebtedness and obligations to each Capital Party will be subordinated to Investor, (ii) all security interests of any Capital Party will be subordinate to Investor’s security interests, (iii) the Borrowers will not make any payments to any Capital Party, (iv) none of the Capital Parties will accelerate any subordinated debt or equity, (v) and no Capital Party will convert or exchange their preferred stock of the Company into Common Stock, until such time as the Investor has been fully paid and all financing agreements between the Investor and the Borrowers are terminated.

The Note will mature 18 months following the date the purchase price is delivered to the Company (the “Purchase Price Date”), will accrue interest of 10% per annum, will be prepayable (after providing five trading days’ notice) at a 20% premium to the then-outstanding balance of the Note, and will be convertible into Class A common stock (“Common Stock”) of the Company as described below. Within 30 days of the Purchase Price Date, the Company will be obligated to file a registration statement on Form S-1 with the Securities and Exchange Commission (the “SEC”) registering a number of shares of Common Stock issuable upon conversion of the Note in an amount no less than two times the number of shares of Common Stock necessary to convert the outstanding balance under the Note in full as of the date the Company files the registration statement. If the registration statement is not declared effective by the SEC within 120 days of the Purchase Price Date, the outstanding balance under the Note will automatically increase by one percent and will continue increasing by one percent every 30 days thereafter until the registration statement is declared effective or the Investor is able to sell shares of Common Stock issuable upon conversion of the Note pursuant to Rule 144 under the Securities Act of 1933, as amended. If by the date that 50% of the shares registered under the registration statement have been issued to Investor (such date, the “Trigger Date”) the Note has not yet been repaid in full, the Company will be obligated to file an additional registration statement registering additional shares of Common Stock issuable upon conversion of the Note within 30 days of the Trigger Date. If that additional registration statement is not declared effective by the SEC within 120 days of the Trigger Date, the outstanding balance under the Note will automatically increase by one percent and will continue increasing by one percent every 30 days thereafter until the additional registration statement is declared effective.

The Note will be convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”). Pursuant to the terms of the Note, the Company will, within 120 days of the Purchase Price Date, seek shareholder approval of the Note and the issuance of shares of Common Stock, issuable upon conversion of the Note and pursuant to the Reinvestment Right, in excess of the Exchange Cap (the “Shareholder Approvals”). If such shareholder approval is not obtained within 120 days, the Company will continue to seek shareholder approval every three months thereafter until shareholder approval is obtained. Pursuant to the Subordination Agreement, each Capital Party is required to vote all of their shares of Company stock in favor of the Shareholder Approvals. Under the SPA, the Company is required to initially reserve 7,500,000 shares of its Common Stock for issuance to the Investor under the Note, and the Company is required to add additional shares to the reserve in increments of 100,000 shares when requested by the Investor if at the time of the request the number of shares being held in reserve is less than three times the number of shares of Common Stock equal to the outstanding balance under the Note divided by the applicable conversion price at that time.

On October 29, 2024, the Company held a Special Meeting of stockholders. At the Special Meeting, the Company’s stockholders approved the Business Combination Agreement, dated as of October 13, 2023, as amended by the First Amendment to the Business Combination Agreement, dated as of June 21, 2024, by and among the Company, IAC Merger Sub Inc. (“Merger Sub”), and Alpha Modus, Corp. (“Alpha Modus”), and approve the transactions contemplated thereby, including the merger of Merger Sub with and into Alpha Modus, with Alpha Modus continuing as the surviving corporation and as a wholly-owned subsidiary of the Company (the “Business Combination”), approved the Company’s amended and restated certificate of incorporation, as amended (the “IAC Charter”), in connection with the closing of the Business Combination, by adopting the second amended and restated certificate of incorporation (the “Amended and Restated Charter”), which includes the authorization to issue and designation of 7,500,000 new shares of preferred stock as Series C Redeemable Convertible Preferred Stock”, and the stockholders also approved the issuance of shares of the Company’s common stock pursuant to the Business Combination Agreement, as well as the issuance of shares of the Company’s common stock issuable upon conversion of the Company’s Series C Redeemable Convertible Preferred Stock issuable pursuant to the Business Combination Agreement for purposes of complying with the applicable listing rules of the Nasdaq Stock Market. In connection with the stockholders’ vote at the Special Meeting, 426,135 shares were tendered for redemption.

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based upon this review, other as described below, the Company, did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 5, 2024, February 2, 2024, February 7, 2024, March 20, 2024 and May 6, 2024 the Company deposited $20,000, on each date, into the Trust Account to extend the Business Combination Period from January 7, 2024 to June 7, 2024.

For the period between March 2, 2023 and December 5, 2023, the Company withdrew an approximate amount of $2,497,250 from the Trust Account pursuant to seven separate written withdrawal requests to Continental Stock Transfer and Trust (“Continental”), the trustee for the Trust Account for the payment of taxes. Jeff Gary, consistent with his position as the Company’s Chief Financial Officer, signed and delivered each of the seven separate written withdrawal requests to Continental. Between March 10, 2023 and December 13, 2023 the Company paid an amount of $1,447,900 of which $1,130,000, in four payments, was paid for estimated income tax payments for 2022 and 2023 and $317,900, in three payments, was paid for Delaware franchise taxes. The CFO, made each of the seven payments for estimated taxes and Delaware franchise taxes. The Board learned further that between March 2, 2023 and December 31, 2023, Mr. Gary used the remaining approximate $3,049,360 that was withdrawn from the Trust Account for tax purposes, to pay other business expenses of the Company. Each of the transactions described above was recorded on the books of the Company and no money was used for anything other than tax payments or appropriate Company business related expenses. The $1,049,360 that was withdrawn from the Trust Account for tax purposes to pay business expenses of the Company was fully paid back to the Trust Account by the Sponsor on March 15, 2024 and on March 26, 2024, and the Sponsor wired an additional $36,285.07 in to the Trust Account to reimburse the Trust Account for interest that would have accrued on the funds that were erroneously withdrawn from the Trust Account. As a result, there has been no financial loss to shareholders or the Trust Account.

As a result of the above conduct by Mr. Gary, the Board adopted resolutions taking the following actions:

1.	On April 21, 2024, Mr. Gary was removed as the Company’s Chief Executive Officer and Chief Financial Officer of the Company.

2.	On April 21, 2024, Mr. Gary was appointed as an Assistant Finance Manager of the Company and shall report to the new Chief Financial Officer of the Company.

3.	On April 21, 2024, Michael Singer, the Executive Chairman of the Company, was appointed to the position of Chief Executive Officer of the Company.

4.	On April 21, 2024, Mr. Gary resigned as a director of the Board and the Board has accepted Mr. Gary’s resignation on April 21, 2024.

5.	Mr. Gary shall be removed from all Company bank accounts, including the Trust Account and Mr. Gary’s authority to withdraw funds from the Company bank accounts, including the Trust Account has been terminated.

6.	On April 21, 2024, the Board engaged Glenn Worman as the Company’s Chief Financial Officer, and that Mr. Worman will approve and sign the Company’s 2023 Annual Report on Form 10-K.

7.	Mr. Gary agreed to reimburse the Company for all fees and expenses incurred by the Company in connection with the Company’s engagement of Mr. Worman as the new Chief Financial Officer of the Company.

8.	Going forward all withdrawals from the Trust Account, payments of taxes and all fund transfers between the Company and the Sponsor will require the approval of both the Chief Executive Officer and Chief Financial Officer.

9.	All deferred compensation owed to Mr. Gary by the Company to date, in the aggregate amount of $132,500, shall be forfeited by Mr. Gary, and that henceforth Mr. Gary shall cease to accrue $7,500 per month in service fees currently recorded in due to related party on the balance sheet.

10.	Mr. Gary shall not be the Company’s designee to be a member of the board of directors of the post-transaction company in the Company’s planned business combination with Alpha Modus Corp.

In May 2024, the Company and the Sponsor entered into a capital contribution agreement effective as of May 9, 2023, in which the funds deposited by the Sponsor were to be considered a capital contribution to the Company.